CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of the balances of cash and cash equivalents
Bank balances and cash	$ 43,831	$ 46,084	$ 12,518
Bank balances and cash included in assets classified as held for sale	128		3,917
Cash and cash equivalents at the end of the year	43,959	46,084	16,435
Supplemental information of non-cash transactions:
Unsettled trade and other payable for acquisitions of property, plant and equipment and IPP solar parks	$ 14,600	$ 7,100	$ 12,600